Risks Arising From Financial Instruments - Disclosure of Financial Assets And Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	$ 13,430	$ 15,876
Financial assets at fair value through profit or loss	265	118
Financial assets at fair value through OCI	760	649
Total	14,455	16,642
Financial liabilities at amortized cost	95,800	98,880
Financial liabilities at fair value through profit or loss	6,533	6,058
Financial liabilities at fair value through OCI	190	723
Total	102,523	105,662
Trade and other payables [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	18,748	21,284
Financial liabilities at fair value through profit or loss	297	741
Total	19,045	22,026
Non-current interest-bearing loans and borrowings [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	74,796	73,592
Financial liabilities at fair value through profit or loss	1,148	571
Total	75,944	74,163
Current interest-bearing loans and borrowings [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	2,240	3,987
Total	2,240	3,987
Bank Overdrafts [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	17	17
Total	17	17
Equity swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	5,035	4,718
Total	5,035	4,718
Cross currency interest rate swaps [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	66	164
Total	66	164
Commodity derivatives [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	67	145
Total	67	145
Interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	43	10
Total	43	10
Non-current financial liabilities [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	75,378	73,920
Financial liabilities at fair value through profit or loss	1,365	876
Financial liabilities at fair value through OCI	53	151
Total	76,796	74,947
Current financial liabilities [Member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	20,423	24,961
Financial liabilities at fair value through profit or loss	5,167	5,182
Financial liabilities at fair value through OCI	137	573
Total	25,727	30,715
Cash and cash equivalents [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	7,392	10,332
Total	7,392	10,332
Trade and other receivables [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	5,995	5,517
Total	5,995	5,517
Investment securities [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	43	27
Financial assets at fair value through profit or loss	252	67
Financial assets at fair value through OCI	142	151
Total	437	245
Interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	4	3
Total	4	3
Cross currency interest rate swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	155	52
Total	155	52
Commodity derivatives [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	152	131
Total	152	131
Foreign exchange derivatives [Member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	10	48
Financial assets at fair value through OCI	311	315
Total	320	363
Financial liabilities at fair value through profit or loss	9	18
Financial liabilities at fair value through OCI	57	414
Total	66	432
Non-current financial assets [Member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	382	473
Financial assets at fair value through profit or loss	3
Financial assets at fair value through OCI	323	195
Total	708	668
Current financial assets [Member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	13,049	15,403
Financial assets at fair value through profit or loss	262	118
Financial assets at fair value through OCI	437	454
Total	$ 13,748	$ 15,975